Supplemental cash flow information	12 Months Ended
Mar. 31, 2015
Supplemental cash flow information
Supplemental cash flow information

5. Supplemental cash flow information:

The supplemental information associated with the consolidated statements of cash flows for the years ended March 31, 2013, 2014 and 2015 are as follows:

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Cash paid during the fiscal year for:
Income taxes	¥25,879	¥12,613	¥22,290
Interest	395	1,636	1,463
Non-cash investing and financing activities:
Capital lease obligations	206	499	70
Conversion of convertible bond	—	—	74,344
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	3,270	4,279	5,175
—Change in treasury stock	16,710	20,655	11,960